Litigation	6 Months Ended
Jun. 30, 2022
Litigation
33 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 40 – Litigation in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. This review includes consideration of management’s strategy for resolution of matters through settlement or trial, as well as changes in such strategy. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 40 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 1.6 billion.
In 2Q22, the Group recorded net litigation provisions of CHF 497 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Civil litigation
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Individual investor actions
On June 28, 2022, in an action brought by the Federal Deposit Insurance Corporation, as receiver for Colonial Bank, in the US District Court for the Southern District of New York (SDNY), in which claims against Credit Suisse Securities (USA) LLC (CSS LLC) related to approximately USD 92 million of residential mortgage-backed securities at issue, the parties executed an agreement to settle and dismiss all claims against CSS LLC.
Rates-related matters
Civil litigation
USD LIBOR litigation
On July 26, 2022, in the non-stayed putative class action brought on behalf of those who lent at rates tied to LIBOR, the SDNY entered an order granting final approval to the parties' agreement to settle all claims.
CHF LIBOR litigation
On July 13, 2022, in the civil putative class action lawsuit filed in the SDNY alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions, the parties entered into an agreement to settle all claims. The settlement remains subject to court approval.
SIBOR/SOR litigation
On April 22, 2022, in the putative class action brought in the SDNY alleging manipulation of the Singapore Interbank Offered Rate and Singapore Swap Offer Rate to benefit defendants' trading positions, the parties entered into an agreement to settle all claims. On June 9, 2022, the court entered an order granting preliminary approval to the parties’ agreement to settle all claims. The settlement remains subject to final court approval.
Foreign exchange litigation
On April 4, 2022, in the consolidated putative class action brought in Israel which makes allegations similar to the consolidated putative class action filed in the SDNY alleging manipulation of foreign exchange rates, the parties entered into an agreement to settle all claims. The settlement remains subject to court approval.
On July 27, 2022, in the civil action brought in the SDNY on November 13, 2018 based on the same alleged conduct as the consolidated putative class action filed in the SDNY, the parties entered into an agreement to settle all claims.
Bank Bill Swap litigation
On May 11, 2022, in the putative class action brought in the SDNY alleging manipulation of the Australian Bank Bill Swap reference rate, the court entered an order granting preliminary approval to the parties' agreement to settle all claims. The settlement remains subject to final court approval.
Customer account matters
In the civil lawsuit brought against Credit Suisse Life (Bermuda) Ltd. in Bermuda, on May 6, 2022, the Supreme Court of Bermuda issued an order awarding damages of USD 607.35 million to the plaintiff. On May 9, 2022, Credit Suisse Life (Bermuda) Ltd. appealed the decision to the Bermuda Court of Appeal. On July 25, 2022, the Supreme Court of Bermuda granted a stay of execution of its judgment pending appeal on the condition that damages awarded are paid into an escrow account within 42 days.
On May 27, 2022, in the civil lawsuit brought against Credit Suisse Trust Limited, the Singapore International Commercial Court granted in part and denied in part plaintiff’s application filed on March 30, 2022 to amend its statement of claim, allowing amendments that, among other things, introduce new allegations about Credit Suisse Trust Limited’s awareness of the former Credit Suisse AG employee’s wrongdoing and that certain employees of Credit Suisse AG and/or other Credit Suisse entities allegedly acted on behalf of Credit Suisse Trust Limited in relation to the administration of the trust. On July 1, 2022, Credit Suisse Trust Limited appealed the court’s decision with respect to the allowed amendments.
Mozambique matter
Under the terms of the October 2021 resolution with the US Department of Justice (DOJ), Credit Suisse is required to pay restitution to any eligible investors in the 2016 Eurobonds issued by the Republic of Mozambique. At a July 22, 2022 hearing, the US District Court for the Eastern District of New York approved the joint restitution proposal of the DOJ and Credit Suisse, under which Credit Suisse will pay USD 22.6 million in restitution to eligible investors. At the hearing, Credit Suisse was also ordered to pay the USD 175.6 million net penalty set out in the October 2021 Deferred Prosecution Agreement and Plea Agreement entered into with the DOJ by Credit Suisse Group AG and Credit Suisse Securities (Europe) Ltd., respectively.
Pursuant to the decree entered by FINMA announcing the conclusion of its enforcement proceeding, FINMA had ordered the bank to remediate all deficiencies identified by June 30, 2022 and has appointed an independent third party to review the implementation and effectiveness of these measures. Credit Suisse completed implementation of the majority of the measures required under the FINMA decree by June 30, 2022 and FINMA approved a three-month extension, until September 30, 2022, for three ongoing control enhancement projects.
In the ongoing civil litigation brought by the Republic of Mozambique in English High Court against certain Credit Suisse entities, three former employees, and several other unrelated entities, the Republic of Mozambique is preparing to file an updated Particulars of Claim addressing Credit Suisse’s October 2021 resolutions with various regulatory and enforcement authorities, and framing its claim for consequential damages.
ETN-related litigation
On July 1, 2022, in the consolidated action in the SDNY brought by a putative class of purchasers of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030, plaintiffs filed a motion for class certification.
On July 11, 2022, in the putative class action in the SDNY brought on behalf of a putative class of short sellers of VelocityShares 3x Inverse Natural Gas Exchange Traded Notes linked to the S&P GSCI Natural Gas Index ER due February 9, 2032, Credit Suisse AG filed a motion to dismiss.
Bulgarian former clients matter
On June 27, 2022, Credit Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its anti-money laundering framework and ordered to pay a fine of CHF 2 million. In addition, the court seized certain client assets in the amount of approximately CHF 12 million and ordered Credit Suisse AG to pay a compensatory claim in the amount of approximately CHF 19 million. On July 5, 2022, Credit Suisse AG appealed the decision to the Swiss Federal Court of Appeals.
Communications recordkeeping matter
The US Securities and Exchange Commission (SEC) and the US Commodity Futures Trading Commission (CFTC) are conducting investigations of Credit Suisse concerning compliance with records preservation requirements relating to business communications sent over unapproved electronic messaging channels. Credit Suisse is cooperating with the investigations. The SEC and CFTC have stated that they are conducting similar investigations of record preservation practices at multiple financial institutions.

Bank
Litigation	32 Litigation > Refer to “Note 33 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 for further information.